Group Information - Summary of Subsidiaries (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FFBR importacao e exportacao LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Farfetch.com Brasil Servicos LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Farfetch México, S.A de C.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Farfetch India Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Parent | FFBR importacao e exportacao LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	99.90%
Parent | Farfetch.com Brasil Servicos LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	99.9995%
Parent | Farfetch México, S.A de C.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interests in subsidiary held by non-controlling interests	1.00%
Parent | Farfetch India Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	0.10%
Farfetch UK Limited | FFBR importacao e exportacao LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interests in subsidiary held by non-controlling interests	0.10%
Farfetch UK Limited | Farfetch.com Brasil Servicos LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interests in subsidiary held by non-controlling interests	0.0005%
Farfetch UK Limited | Farfetch México, S.A de C.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	99.00%
Farfetch UK Limited | Farfetch India Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interests in subsidiary held by non-controlling interests	99.90%